UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 94.0%

	Face Amount	Value
AUTOMOTIVE — 0.5%
Exide Technologies
4.000% cash/7.000% PIK, 04/30/20 (A)	$183,759	$147,926
Goodyear Tire & Rubber
5.000%, 05/31/26	25,000	25,531
Lear
5.375%, 03/15/24	25,000	26,437
MPG Holdco I
7.375%, 10/15/22	25,000	24,688
Titan International
6.875%, 10/01/20	25,000	21,156

		245,738

BANKING — 4.0%
Bank of America
8.000%, 12/29/49 (B)	750,000	745,312
6.500%, 12/31/49 (B)	100,000	106,625
6.300%, 12/31/49 (B)	25,000	26,563
6.250%, 09/29/49 (B)	125,000	127,106
Barclays Bank
7.625%, 11/21/22	200,000	215,625
CIT Group
5.500%, 02/15/19 (C)	325,000	340,030
Citigroup
5.950%, 12/29/49 (B)	75,000	73,873
Goldman Sachs Group
5.700%, 12/29/49 (B)	25,000	24,982
5.375%, 12/31/49 (B)	50,000	49,509
JPMorgan Chase
6.750%, 08/29/49 (B)	100,000	110,250
6.125%, 12/29/49 (B)	125,000	129,687
Radian Group
5.250%, 06/15/20	50,000	50,500
Wells Fargo
5.900%, 12/29/49 (B)	50,000	51,625
5.875%, 12/31/49 (B)	25,000	26,688

		2,078,375

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — 9.8%
A. Schulman
6.875%, 06/01/23 (C)	$50,000	$49,925
AK Steel
8.375%, 04/01/22	25,000	23,125
7.625%, 05/15/20	125,000	119,375
Alamos
7.750%, 04/01/20 (C)	25,000	24,503
Aleris International
7.875%, 11/01/20	25,000	22,125
American Builders & Contractors Supply
5.750%, 12/15/23 (C)	75,000	78,000
5.625%, 04/15/21 (C)	50,000	51,875
Appvion
9.000%, 06/01/20 (C)	50,000	28,500
ArcelorMittal
8.000%, 10/15/39	50,000	48,750
7.250%, 02/25/22	25,000	26,438
Associated Materials LLC
9.125%, 11/01/17	50,000	44,750
Blue Cube Spinco
10.000%, 10/15/25 (C)	25,000	28,875
BMC Stock Holdings
9.000%, 09/15/18 (C)	175,000	182,307
Bombardier
6.000%, 10/15/22 (C)	50,000	42,750
Builders FirstSource
10.750%, 08/15/23 (C)	275,000	300,437
7.625%, 06/01/21 (C)	71,000	74,550
Cascades
5.500%, 07/15/22 (C)	25,000	24,406
Cloud Peak Energy Resources LLC
6.375%, 03/15/24	25,000	8,375
Coeur Mining
7.875%, 02/01/21	25,000	24,188
Commercial Metals
4.875%, 05/15/23	25,000	23,750
Compass Minerals International
4.875%, 07/15/24 (C)	75,000	70,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — (continued)
CPG Merger Sub LLC
8.000%, 10/01/21 (C)	$100,000	$100,500
Eco Services Operations LLC
8.500%, 11/01/22 (C)	75,000	75,375
First Quantum Minerals
7.000%, 02/15/21 (C)	50,000	40,188
6.750%, 02/15/20 (C)	50,000	41,750
Freeport-McMoran Oil & Gas
6.750%, 02/01/22	75,000	73,523
6.625%, 05/01/21	50,000	50,000
6.500%, 11/15/20	600,000	601,271
Gibraltar Industries
6.250%, 02/01/21	25,000	25,250
Griffon
5.250%, 03/01/22	50,000	49,563
HD Supply
7.500%, 07/15/20	1,500,000	1,574,849
Hecla Mining
6.875%, 05/01/21	50,000	48,125
Hexion
9.000%, 11/15/20	75,000	49,875
Hillman Group
6.375%, 07/15/22 (C)	25,000	22,375
Jac Holding
11.500%, 10/01/19 (C)	24,000	25,320
Kissner Milling
7.250%, 06/01/19 (C)	25,000	25,125
Mercer International
7.000%, 12/01/19	50,000	50,750
Nortek
8.500%, 04/15/21	75,000	77,831
NWH Escrow
7.500%, 08/01/21 (C)	50,000	37,250
Platform Specialty Products
6.500%, 02/01/22 (C)	75,000	66,000
Resolute Forest Products
5.875%, 05/15/23	175,000	138,688

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — (continued)
Standard Industries
5.375%, 11/15/24 (C)	$75,000	$76,688
SunCoke Energy Partners LP
7.375%, 02/01/20 (C)	25,000	21,000
Teck Resources
6.000%, 08/15/40	50,000	35,000
3.000%, 03/01/19	11,000	10,340
Thompson Creek Metals
12.500%, 05/01/19	50,000	36,250
7.375%, 06/01/18	100,000	72,500
TPC Group
8.750%, 12/15/20 (C)	125,000	98,438
Unifrax I LLC
7.500%, 02/15/19 (C)	150,000	130,500
W.R. Grace & Co-Conn
5.125%, 10/01/21 (C)	75,000	77,250
Wise Metals Group
8.750%, 12/15/18 (C)	25,000	23,000
Zekelman Industries
9.875%, 06/15/23 (C)	25,000	25,313

		5,077,016

CAPITAL GOODS — 4.9%
Accuride
9.500%, 08/01/18	25,000	23,155
Aerojet Rocketdyne Holdings
7.125%, 03/15/21	100,000	105,525
Ardagh Packaging Finance
7.250%, 05/15/24 (C)	700,000	714,437
6.250%, 01/31/19 (C)	200,000	204,250
Ball
4.375%, 12/15/20	50,000	52,688
Beacon Roofing Supply
6.375%, 10/01/23	75,000	78,938
Beverage Packaging Holdings Luxembourg II
5.625%, 12/15/16 (C)	75,000	75,188
International Lease Finance
5.875%, 04/01/19	25,000	26,656

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — (continued)
Milacron LLC
7.750%, 02/15/21 (C)	$100,000	$103,500
Novelis
8.375%, 12/15/17	500,000	511,563
Owens-Brockway Glass Container
6.375%, 08/15/25 (C)	50,000	52,250
5.375%, 01/15/25 (C)	125,000	124,062
Reynolds Group Issuer
7.000%, 07/15/24 (C)	25,000	25,784
Sealed Air
5.125%, 12/01/24 (C)	50,000	51,313
StandardAero Aviation Holdings
10.000%, 07/15/23 (C)	25,000	25,063
TransDigm
6.375%, 06/15/26 (C)	250,000	249,687
United Rentals North America
5.875%, 09/15/26	125,000	124,063
Vander Intermediate Holding II
9.750% cash/10.500% PIK, 02/01/19 (A) (C)	25,000	13,500

		2,561,622

CONSUMER CYCLICAL — 5.4%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (C)	125,000	129,960
99 Cents Only Stores LLC
11.000%, 12/15/19	25,000	12,625
Albertsons
6.625%, 06/15/24 (C)	25,000	25,875
American Greetings
7.375%, 12/01/21	50,000	51,875
Aramark Services
5.125%, 01/15/24 (C)	150,000	153,375
BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	50,000	33,250
Cengage Learning
9.500%, 06/15/24 (C)	25,000	25,500
Claire’s Stores
8.875%, 03/15/19	25,000	5,938

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — (continued)
DriveTime Automotive Group
8.000%, 06/01/21 (C)	$25,000	$23,094
Group 1 Automotive
5.250%, 12/15/23 (C)	25,000	24,688
5.000%, 06/01/22	75,000	74,250
Icon Health & Fitness
11.875%, 10/15/16 (C)	50,000	50,000
KFC Holding
5.250%, 06/01/26 (C)	125,000	128,125
5.000%, 06/01/24 (C)	25,000	25,438
L Brands
6.875%, 11/01/35	50,000	50,875
6.750%, 07/01/36	600,000	602,621
Nathan’s Famous
10.000%, 03/15/20 (C)	200,000	214,499
Neiman Marcus Group LLC
8.000%, 10/15/21 (C)	25,000	20,375
NPC International
10.500%, 01/15/20	25,000	26,313
Outerwall
5.875%, 06/15/21	50,000	43,000
Penske Automotive Group
5.750%, 10/01/22	275,000	274,999
Radio Systems
8.375%, 11/01/19 (C)	25,000	26,000
Revlon Consumer Products
5.750%, 02/15/21	25,000	24,250
Rite Aid
7.700%, 02/15/27	25,000	29,938
RSI Home Products
6.500%, 03/15/23 (C)	225,000	232,313
rue21
9.000%, 10/15/21 (C)	75,000	28,219
Sally Holdings
5.625%, 12/01/25	350,000	366,625
Tempur Sealy International
5.500%, 06/15/26 (C)	50,000	49,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — (continued)
Tops Holding II
8.750%, 06/15/18	$75,000	$65,625

		2,818,895

CONSUMER NON-CYCLICAL — 1.9%
Central Garden & Pet
6.125%, 11/15/23	50,000	52,250
Cott Beverages
6.750%, 01/01/20	50,000	52,313
Hearthside Group Holdings LLC
6.500%, 05/01/22 (C)	100,000	85,249
HRG Group
7.875%, 07/15/19	50,000	52,563
7.750%, 01/15/22	100,000	99,936
JBS USA LLC
7.250%, 06/01/21 (C)	25,000	25,875
KeHE Distributors LLC
7.625%, 08/15/21 (C)	25,000	24,781
NBTY
7.625%, 05/15/21 (C)	175,000	175,656
Pinnacle Foods Finance
5.875%, 01/15/24 (C)	50,000	52,313
Post Holdings
6.750%, 12/01/21 (C)	25,000	26,438
Prestige Brands
5.375%, 12/15/21 (C)	50,000	50,750
Spectrum Brands
6.625%, 11/15/22	50,000	53,313
6.125%, 12/15/24	75,000	79,125
US Foods
5.875%, 06/15/24 (C)	125,000	128,125
William Lyon Homes
7.000%, 08/15/22	25,000	24,875

		983,562

ENERGY — 17.5%
Alta Mesa Holdings
9.625%, 10/15/18	275,000	233,062

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — (continued)
Antero Resources
6.000%, 12/01/20	$200,000	$202,168
5.625%, 06/01/23	75,000	73,125
5.375%, 11/01/21	25,000	24,563
Blue Racer Midstream LLC
6.125%, 11/15/22 (C)	50,000	47,374
Bonanza Creek Energy
6.750%, 04/15/21	50,000	20,500
California Resources
8.000%, 12/15/22 (C)	300,000	213,375
Chaparral Energy
9.875%, 10/01/20 (D)	50,000	29,500
8.250%, 09/01/21 (D)	50,000	30,000
7.625%, 11/15/22 (D)	75,000	45,000
Cheniere Corpus Christi Holdings
7.000%, 06/30/24 (C)	450,000	462,658
Chesapeake Energy
8.000%, 12/15/22 (C)	525,000	445,593
6.625%, 08/15/20	250,000	175,625
6.500%, 08/15/17	75,000	70,313
5.375%, 06/15/21	125,000	81,250
CITGO Holding
10.750%, 02/15/20 (C)	325,000	327,234
CITGO Petroleum
6.250%, 08/15/22 (C)	50,000	48,125
Concho Resources
7.000%, 01/15/21	25,000	25,813
Continental Resources
7.125%, 04/01/21	25,000	25,813
5.000%, 09/15/22	425,000	417,562
Crestwood Midstream Partners
6.000%, 12/15/20	150,000	141,750
Crestwood Midstream Partners LP
6.125%, 03/01/22	50,000	46,500
CSI Compressco LP
7.250%, 08/15/22	50,000	41,250
Denbury Resources
9.000%, 05/15/21 (C)	9,000	9,048

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — (continued)
Denver Parent
12.250%, 08/15/18 (A) (D)	$63,341	$111
Drill Rigs Holdings
6.500%, 10/01/17 (C)	25,000	11,813
Energy Transfer Equity LP
7.500%, 10/15/20	150,000	159,750
Energy XXI Gulf Coast
7.750%, 06/15/19 (D)	50,000	5,500
7.500%, 12/15/21 (D)	25,000	2,875
EnLink Midstream Partners
5.050%, 04/01/45	50,000	40,856
4.400%, 04/01/24	25,000	23,452
Ensco
5.200%, 03/15/25	25,000	17,406
EP Energy LLC
9.375%, 05/01/20	225,000	159,188
6.375%, 06/15/23	75,000	45,375
Gibson Energy
6.750%, 07/15/21 (C)	25,000	25,000
Halcon Resources
13.000%, 02/15/22 (C)	100,000	53,500
9.750%, 07/15/20	50,000	11,500
8.625%, 02/01/20 (C)	25,000	23,578
Laredo Petroleum
6.250%, 03/15/23	25,000	23,750
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (C)	200,000	194,000
Linn Energy
6.500%, 05/15/19 (D)	75,000	13,594
Linn Energy LLC
8.625%, 04/15/20 (D)	25,000	4,281
6.250%, 11/01/19 (D)	52,000	8,710
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	46,500
MEG Energy
7.000%, 03/31/24 (C)	50,000	38,750
6.375%, 01/30/23 (C)	25,000	18,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — (continued)
Memorial Resource Development
5.875%, 07/01/22	$50,000	$50,000
Midstates Petroleum
10.750%, 10/01/20 (D)	100,000	1,063
MPLX
5.500%, 02/15/23 (C)	25,000	25,423
4.875%, 06/01/25 (C)	25,000	24,477
Murphy Oil
4.700%, 12/01/22	100,000	91,487
4.000%, 06/01/22	25,000	22,176
Newfield Exploration
5.750%, 01/30/22	175,000	177,188
5.625%, 07/01/24	19,000	19,000
5.375%, 01/01/26	175,000	170,188
Noble Holding International
4.900%, 08/01/20	25,000	21,063
Oasis Petroleum
6.875%, 03/15/22	150,000	139,312
6.500%, 11/01/21	50,000	45,625
PBF Logistics
6.875%, 05/15/23	25,000	24,625
Precision Drilling
5.250%, 11/15/24	25,000	20,125
Quicksilver Resources
9.125%, 08/15/19 (D)	325,000	10,563
Range Resources
5.000%, 08/15/22	25,000	23,563
Rice Energy
7.250%, 05/01/23	25,000	25,375
6.250%, 05/01/22	50,000	49,625
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	66,375
Sabine Oil & Gas
9.750%, 02/15/17 (D)	75,000	1,500
Sabine Pass Liquefaction LLC
5.875%, 06/30/26 (C)	475,000	477,374
5.625%, 02/01/21	525,000	532,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — (continued)
Sanchez Energy
7.750%, 06/15/21	$25,000	$21,188
6.125%, 01/15/23	150,000	116,625
SandRidge Energy
8.750%, 06/01/20 (C) (D)	25,000	10,250
Sanjel
7.500%, 06/19/19 (C) (D)	200,000	2,004
Seventy Seven Energy
6.500%, 07/15/22 (D)	50,000	3,125
SM Energy
6.500%, 01/01/23	25,000	23,250
6.125%, 11/15/22	275,000	252,655
5.000%, 01/15/24	25,000	21,375
Southern Star Central
5.125%, 07/15/22 (C)	75,000	73,500
Southwestern Energy
7.500%, 02/01/18	75,000	79,688
4.100%, 03/15/22	250,000	223,125
Summit Midstream Holdings LLC
7.500%, 07/01/21	75,000	72,375
5.500%, 08/15/22	150,000	129,750
Sunoco
6.250%, 04/15/21 (C)	350,000	349,999
Sunoco LP
6.375%, 04/01/23 (C)	25,000	24,938
5.500%, 08/01/20 (C)	75,000	74,156
Targa Resources Partners
4.125%, 11/15/19	100,000	99,500
Tesoro
5.375%, 10/01/22	75,000	76,781
Tesoro Logistics
6.375%, 05/01/24	25,000	26,313
5.500%, 10/15/19	25,000	26,250
Tesoro Logistics LP
6.125%, 10/15/21	100,000	104,000
Transocean
6.000%, 03/15/18	160,000	162,400
5.050%, 10/15/22	75,000	53,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — (continued)
Triangle USA Petroleum
6.750%, 07/15/22 (C) (D)	$50,000	$11,750
Warren Resources
9.000%, 08/01/22 (D)	125,000	1,328
Williams
7.875%, 09/01/21	75,000	80,625
7.500%, 01/15/31	25,000	25,125
5.750%, 06/24/44	300,000	255,749
3.700%, 01/15/23	25,000	22,125
Williams Partners LP
4.875%, 05/15/23	300,000	290,382
WPX Energy
7.500%, 08/01/20	200,000	200,624

		9,097,835

FINANCIAL SERVICES — 4.6%
Aircastle
5.125%, 03/15/21	50,000	52,187
4.625%, 12/15/18	25,000	25,813
Alliance Data Systems
5.375%, 08/01/22 (C)	75,000	72,188
Ally Financial
8.000%, 11/01/31	175,000	198,188
5.125%, 09/30/24	75,000	76,688
3.250%, 11/05/18	300,000	299,624
American Capital
6.500%, 09/15/18 (C)	50,000	50,999
Community Choice Financial
10.750%, 05/01/19	50,000	20,250
Harland Clarke Holdings
9.750%, 08/01/18 (C)	25,000	25,500
9.250%, 03/01/21 (C)	175,000	146,982
6.875%, 03/01/20 (C)	25,000	23,125
Icahn Enterprises LP
4.875%, 03/15/19	150,000	147,375
iPayment
9.500%, 12/15/19 (C)	61,690	60,765

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — (continued)
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	$50,000	$50,625
National Financial Partners
9.000%, 07/15/21 (C)	150,000	145,125
Nationstar Mortgage LLC
6.500%, 06/01/22	100,000	86,906
Navient MTN
8.000%, 03/25/20	25,000	25,610
6.125%, 03/25/24	150,000	132,375
Opal Acquisition
8.875%, 12/15/21 (C)	50,000	38,625
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,333
Springleaf Finance MTN
6.900%, 12/15/17	100,000	103,875
6.000%, 06/01/20	25,000	23,500
WaveDivision Escrow LLC
8.125%, 09/01/20 (C)	525,000	548,625

		2,374,283

HEALTHCARE — 6.8%
Alere
6.500%, 06/15/20	50,000	50,000
CHS
8.000%, 11/15/19	50,000	49,188
7.125%, 07/15/20	75,000	69,532
6.875%, 02/01/22	100,000	88,000
Concordia International
9.500%, 10/21/22 (C)	50,000	46,624
7.000%, 04/15/23 (C)	75,000	63,938
Crimson Merger Sub
6.625%, 05/15/22 (C)	100,000	82,750
DJO Finco
8.125%, 06/15/21 (C)	50,000	43,250
Endo
6.000%, 07/15/23 (C)	500,000	440,000
HCA
7.500%, 02/15/22	25,000	28,425

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — (continued)
5.875%, 03/15/22	$150,000	$163,125
5.375%, 02/01/25	900,000	922,500
5.000%, 03/15/24	50,000	51,750
HealthSouth
5.750%, 11/01/24	25,000	25,225
inVentiv Health
10.000%, 08/15/18	11,000	11,028
JLL/Delta Dutch Pledgeco
8.750% cash/9.500% PIK, 05/01/20 (A) (C)	100,000	100,000
Kindred Healthcare
8.750%, 01/15/23	25,000	24,766
8.000%, 01/15/20	25,000	25,000
6.375%, 04/15/22	125,000	112,031
LifePoint Health
5.375%, 05/01/24 (C)	75,000	75,188
Mallinckrodt International Finance
5.625%, 10/15/23 (C)	50,000	46,563
5.500%, 04/15/25 (C)	25,000	22,303
MPH Acquisition Holdings LLC
7.125%, 06/01/24 (C)	25,000	26,313
Select Medical
6.375%, 06/01/21	150,000	144,750
Tenet Healthcare
6.750%, 06/15/23	300,000	288,374
Valeant Pharmaceuticals International
6.375%, 10/15/20 (C)	50,000	43,000
5.875%, 05/15/23 (C)	500,000	403,750
5.375%, 03/15/20 (C)	75,000	64,078

		3,511,451

INSURANCE — 0.3%
Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (C)	25,000	24,125
HUB International
7.875%, 10/01/21 (C)	25,000	24,063
MBIA
7.150%, 07/15/27	25,000	25,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INSURANCE — (continued)
MBIA Insurance
11.580%, 01/15/33 (B) (C)	$125,000	$46,875
USI
7.750%, 01/15/21 (C)	50,000	49,687

		170,500

MATERIALS — 0.5%
AK Steel
7.625%, 10/01/21	25,000	22,688
Berry Plastics
6.000%, 10/15/22	150,000	155,812
Chemours
7.000%, 05/15/25	25,000	21,094
CVR Partners
9.250%, 06/15/23 (C)	25,000	25,531
Freeport-McMoRan
5.450%, 03/15/43	50,000	40,125
4.550%, 11/14/24	25,000	22,000

		287,250

MEDIA — 7.5%
Cablevision Systems
8.625%, 09/15/17	75,000	79,312
CCO Holdings LLC
5.750%, 09/01/23	75,000	77,812
5.375%, 05/01/25 (C)	50,000	50,750
5.125%, 05/01/23 (C)	625,000	628,515
Cequel Communications Holdings I LLC
5.125%, 12/15/21 (C)	25,000	23,875
Clear Channel Worldwide Holdings
6.500%, 11/15/22	25,000	25,000
DISH DBS
7.750%, 07/01/26 (C)	400,000	412,999
6.750%, 06/01/21	50,000	51,938
5.875%, 11/15/24	75,000	70,031
5.125%, 05/01/20	50,000	50,969
5.000%, 03/15/23	50,000	45,625
Gray Television
5.875%, 07/15/26 (C)	225,000	226,124

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — (continued)
iHeartCommunications
14.000%, 02/01/21 (A)	$25,000	$9,063
9.000%, 12/15/19	25,000	18,844
MDC Partners
6.500%, 05/01/24 (C)	25,000	24,813
Mediacom Broadband
5.500%, 04/15/21	25,000	25,594
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (C)	50,000	51,500
Multi-Color
6.125%, 12/01/22 (C)	25,000	25,563
Mustang Merger
8.500%, 08/15/21 (C)	100,000	105,000
Numericable-SFR
7.375%, 05/01/26 (C)	200,000	197,749
6.000%, 05/15/22 (C)	700,000	683,375
Outfront Media Capital
5.625%, 02/15/24	25,000	25,750
Quebecor Media
5.750%, 01/15/23	50,000	50,750
RCN Telecom Services LLC
8.500%, 08/15/20 (C)	150,000	154,312
RR Donnelley & Sons
7.875%, 03/15/21	25,000	26,000
6.000%, 04/01/24	50,000	44,719
Sinclair Television Group
6.125%, 10/01/22	175,000	180,687
5.875%, 03/15/26 (C)	25,000	25,563
Sirius XM Radio
6.000%, 07/15/24 (C)	125,000	129,531
TEGNA
5.125%, 07/15/20	25,000	25,844
4.875%, 09/15/21 (C)	25,000	25,688
Townsquare Media
6.500%, 04/01/23 (C)	75,000	74,437
Trader
9.875%, 08/15/18 (C)	75,000	77,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — (continued)
Univision Communications
8.500%, 05/15/21 (C)	$11,000	$11,495
6.750%, 09/15/22 (C)	50,000	52,750
5.125%, 02/15/25 (C)	50,000	49,438
Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	52,250	52,773
WMG Acquisition
5.625%, 04/15/22 (C)	25,000	25,656

		3,917,469

REAL ESTATE — 1.6%
Communications Sales & Leasing
8.250%, 10/15/23	25,000	25,485
6.000%, 04/15/23 (C)	125,000	127,500
Equinix
5.375%, 04/01/23	225,000	233,437
FelCor Lodging LP
6.000%, 06/01/25	150,000	151,874
GEO Group
6.000%, 04/15/26	25,000	25,313
Hunt
9.625%, 03/01/21 (C)	25,000	25,250
Kennedy-Wilson
5.875%, 04/01/24	75,000	73,406
MPT Operating Partnership LP
6.375%, 02/15/22	50,000	52,063
Realogy Group
4.875%, 06/01/23 (C)	50,000	49,500
Sabra Health Care LP
5.500%, 02/01/21	50,000	51,500

		815,328

SERVICES — 7.4%
ADT
6.250%, 10/15/21	80,000	85,000
Advanced Disposal Services
8.250%, 10/01/20	25,000	25,250
Air Canada
8.750%, 04/01/20 (C)	50,000	53,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — (continued)
7.750%, 04/15/21 (C)	$100,000	$104,249
American Airlines Group
6.125%, 06/01/18	50,000	51,625
4.625%, 03/01/20 (C)	75,000	71,907
Ashton Woods USA LLC
6.875%, 02/15/21 (C)	150,000	135,375
AV Homes
8.500%, 07/01/19	50,000	49,375
Beazer Homes USA
7.250%, 02/01/23	125,000	102,812
5.750%, 06/15/19	50,000	46,594
Boyd Gaming
6.875%, 05/15/23	550,000	585,749
6.375%, 04/01/26 (C)	225,000	235,124
Broadspectrum
8.375%, 05/15/20 (C)	25,000	26,813
Brookfield Residential Properties
6.375%, 05/15/25 (C)	25,000	22,813
Century Communities
6.875%, 05/15/22	50,000	48,250
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (C)	92,000	87,400
Churchill Downs
5.375%, 12/15/21 (C)	100,000	102,376
Cinemark USA
5.125%, 12/15/22	25,000	25,563
Compiler Finance Sub
7.000%, 05/01/21 (C)	50,000	21,250
Covanta Holding
5.875%, 03/01/24	25,000	24,375
Eldorado Resorts
7.000%, 08/01/23	25,000	26,063
Flexi-Van Leasing
7.875%, 08/15/18 (C)	100,000	97,500
Florida East Coast Holdings
9.750%, 05/01/20 (C)	25,000	21,375
Garda World Security
7.250%, 11/15/21 (C)	100,000	81,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — (continued)
Golden Nugget Escrow
8.500%, 12/01/21 (C)	$50,000	$51,125
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (C)	50,000	44,250
Jack Cooper Enterprises
10.500%, 03/15/19 (A) (C)	32,599	10,432
Jack Cooper Holdings
9.250%, 06/01/20	25,000	16,188
K Hovnanian Enterprises
8.000%, 11/01/19 (C)	50,000	34,500
7.000%, 01/15/19 (C)	75,000	51,374
KB Home
7.000%, 12/15/21	25,000	25,125
Lennar
4.875%, 12/15/23	25,000	25,188
LTF Merger Sub
8.500%, 06/15/23 (C)	75,000	70,875
Mattamy Group
6.500%, 11/15/20 (C)	25,000	24,125
Meritage Homes
7.150%, 04/15/20	25,000	26,813
MGM Resorts International
6.750%, 10/01/20	25,000	27,313
Michael Baker Holdings
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	27,464	22,246
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (C)	100,000	96,000
NCL
5.250%, 11/15/19 (C)	65,000	65,650
Neovia Logistics Intermediate Holdings
10.000% cash/10.750% PIK, 02/15/18 (A) (C)	50,000	25,500
NES Rentals Holdings
7.875%, 05/01/18 (C)	25,000	23,875
New Enterprise Stone & Lime
13.000%, 03/15/18 (A)	128,449	132,784
Penn National Gaming
5.875%, 11/01/21	50,000	51,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — (continued)
Prime Security Services Borrower
9.250%, 05/15/23 (C)	$125,000	$132,813
Regal Entertainment Group
5.750%, 06/15/23	25,000	25,313
Scientific Games International
10.000%, 12/01/22	425,000	347,437
Sugarhouse HSP Gaming Prop Mezz LP
6.375%, 06/01/21 (C)	50,000	49,750
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	80,500
TMS International
7.625%, 10/15/21 (C)	25,000	17,500
TRI Pointe Group
5.875%, 06/15/24	50,000	51,063
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,531
Viking Cruises
8.500%, 10/15/22 (C)	25,000	21,438
6.250%, 05/15/25 (C)	25,000	18,875
William Lyon Homes
8.500%, 11/15/20	25,000	25,813
5.750%, 04/15/19	25,000	24,625
Woodside Homes LLC
6.750%, 12/15/21 (C)	75,000	69,750

		3,846,047

TECHNOLOGY & ELECTRONICS — 6.5%
Advanced Micro Devices
7.000%, 07/01/24	50,000	42,500
6.750%, 03/01/19	100,000	96,500
Affinion Investments LLC
13.500%, 08/15/18	153,000	57,375
Alcatel-Lucent USA
6.500%, 01/15/28	75,000	77,438
Ancestry.com Holdings LLC
9.625% cash/10.375% PIK, 10/15/18 (A) (C)	175,000	177,843
Avaya
7.000%, 04/01/19 (C)	50,000	35,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — (continued)
Bankrate
6.125%, 08/15/18 (C)	$25,000	$25,140
BMC Software Finance
8.125%, 07/15/21 (C)	50,000	37,750
Cardtronics
5.125%, 08/01/22	25,000	24,875
CDW LLC
6.000%, 08/15/22	50,000	52,438
Ceridian HCM Holding
11.000%, 03/15/21 (C)	50,000	50,000
Change Healthcare Holdings
6.000%, 02/15/21 (C)	50,000	53,063
CommScope
5.500%, 06/15/24 (C)	75,000	76,406
5.000%, 06/15/21 (C)	50,000	51,263
Dell
6.500%, 04/15/38	25,000	21,000
Diamond 1 Finance
8.100%, 07/15/36 (C)	50,000	54,039
7.125%, 06/15/24 (C)	325,000	339,436
EarthLink Holdings
8.875%, 05/15/19	282,000	289,050
7.375%, 06/01/20	25,000	26,000
Infor Software Parent
7.125%, 05/01/21 (A) (C)	400,000	353,999
Infor US
6.500%, 05/15/22	75,000	71,204
Match Group
6.375%, 06/01/24 (C)	50,000	52,125
Micron Technology
5.625%, 01/15/26 (C)	25,000	20,813
5.250%, 08/01/23 (C)	175,000	148,688
NCR
6.375%, 12/15/23	300,000	307,500
5.875%, 12/15/21	25,000	25,469
NXP BV
4.125%, 06/01/21 (C)	200,000	202,999

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — (continued)
Qorvo
7.000%, 12/01/25 (C)	$25,000	$26,375
Solera
10.500%, 03/01/24 (C)	100,000	105,625
Southern Graphics
8.375%, 10/15/20 (C)	25,000	25,000
SS&C Technologies Holdings
5.875%, 07/15/23	100,000	102,750
Sungard Availability Services Capital
8.750%, 04/01/22 (C)	50,000	27,625
Western Digital
10.500%, 04/01/24 (C)	275,000	294,250
7.375%, 04/01/23 (C)	50,000	53,375

		3,405,788

TELECOMMUNICATION SERVICES — 11.4%
Avaya
9.000%, 04/01/19 (C)	25,000	18,750
B Communications
7.375%, 02/15/21 (C)	50,000	53,750
CenturyLink
7.600%, 09/15/39	550,000	466,124
7.500%, 04/01/24	50,000	50,438
5.800%, 03/15/22	125,000	121,836
Cogent Communications Finance
5.625%, 04/15/21 (C)	75,000	73,688
Cogent Communications Group
5.375%, 03/01/22 (C)	25,000	25,063
Consolidated Communications
6.500%, 10/01/22	125,000	112,813
Digicel Group
7.125%, 04/01/22 (C)	200,000	149,750
Frontier Communications
11.000%, 09/15/25	625,000	649,218
10.500%, 09/15/22	100,000	106,188
Intelsat Jackson Holdings
8.000%, 02/15/24 (C)	325,000	320,124
7.250%, 04/01/19	50,000	36,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — (continued)
Intelsat Luxembourg
8.125%, 06/01/23	$25,000	$6,313
7.750%, 06/01/21	325,000	79,625
6.750%, 06/01/18	50,000	33,000
Level 3 Financing
5.625%, 02/01/23	375,000	379,923
5.375%, 08/15/22	25,000	25,344
5.250%, 03/15/26 (C)	25,000	24,563
Sprint
7.875%, 09/15/23	725,000	592,687
7.125%, 06/15/24	75,000	60,188
Sprint Capital
8.750%, 03/15/32	575,000	494,499
T-Mobile USA
6.731%, 04/28/22	50,000	52,765
6.500%, 01/15/24	25,000	26,313
6.375%, 03/01/25	50,000	52,250
6.250%, 04/01/21	75,000	78,514
6.000%, 03/01/23	50,000	51,938
West
5.375%, 07/15/22 (C)	100,000	93,375
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	37,000
Windstream Services LLC
7.750%, 10/01/21	375,000	367,249
Zayo Group LLC
6.000%, 04/01/23	1,250,000	1,274,999

		5,915,037

UTILITIES — 3.4%
AES
3.673%, 06/01/19 (B)	18,000	18,000
Calpine
7.875%, 01/15/23 (C)	40,000	42,200
5.750%, 01/15/25	500,000	488,124
5.500%, 02/01/24	25,000	24,250
Dynegy
7.625%, 11/01/24	25,000	24,125
6.750%, 11/01/19	300,000	301,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — (continued)
Ferrellgas LP
6.750%, 01/15/22	$25,000	$22,875
GenOn Energy
7.875%, 06/15/17	25,000	21,125
Illinois Power Generating
7.000%, 04/15/18	100,000	39,500
NRG Energy
8.250%, 09/01/20	70,000	72,385
6.250%, 07/15/22	100,000	97,500
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	74,063
TerraForm Global Operating LLC
9.750%, 08/15/22 (C)	500,000	455,000
TerraForm Power Operating LLC
6.125%, 06/15/25 (C)	25,000	23,750
Texas Competitive Electric Holdings LLC
11.500%, 10/01/20 (C) (D)	200,000	68,500

		1,773,272

Total Corporate Obligations (Cost $50,460,829)		48,879,468

LOAN PARTICIPATIONS — 2.9%

AUTOMOTIVE — 0.5%
Affinion Group, Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	18,134
Affinion Group, Tranche B Term Loan
6.750%, 10/08/16	24,623	22,431
Chassix Exit Term Loan
12.000%, 07/29/19	102,204	101,436
Federal Mogul Corporation, Term Loan
4.750%, 04/15/21	188	175
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/03/18	49,125	46,687

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
AUTOMOTIVE — (continued)
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	$73,500	$68,470

		257,333

BASIC INDUSTRY — 0.1%
Atkore International, Second Lien Initial Term Loan
7.750%, 10/09/21	25,000	24,875
Chemours, Tranche B Term Loan
3.750%, 05/12/22	24,813	24,062
NewPage Corporation, Term B Loan
9.500%, 02/11/21	73,125	10,329

		59,266

CAPITAL GOODS — 0.1%
Signode Industrial Group, Initial Term B Loan
3.750%, 05/01/21	7,222	7,180
Signode Industrial Group, Term Loan
3.750%, 05/01/21	24,444	24,302

		31,482

CONSUMER CYCLICAL — 0.0%
Lifetime Fitness, Closing Date Term Loan
4.250%, 06/10/22	63	61
Lifetime Fitness, Term Loan B
4.250%, 06/10/22	24,812	24,254

		24,315

CONSUMER GOODS — 0.0%
Shearer’s Foods LLC, Second Lien Term Loan
7.750%, 06/30/22	25,000	22,750

ENERGY — 0.3%
CITGO, First Lien Term Loan
9.500%, 05/12/18	51,182	51,646
Hercules, 1st Lien Term Loan
10.500%, 01/14/20	25,898	25,283
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,625	23,825
Sabine Oil & Gas LLC, Second Lien Term Loan
10.750%, 12/31/18	25,000	1,094

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
ENERGY — (continued)
Southcross, Tranche B Term Loan
5.500%, 04/13/23	$3,285	$2,809
Stallion Oilfield Holdings, Term Loan
8.000%, 06/19/18	95,209	58,137

		162,794

FINANCIAL SERVICES — 0.0%
Orchard Acquisition Company LLC, Initial Term Loan
7.000%, 02/08/19	39,087	14,267

HEALTHCARE — 0.3%
21st Century Oncology, First Lien Term Loan
6.500%, 04/30/22	24,813	22,672
Opal Acquisition, Term B Loan
5.000%, 11/27/20	48,468	42,591
Premier Dental Services, New Term Loan
6.000%, 11/01/18	67,489	65,127

		130,390

INSURANCE — 0.4%
Asurion LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	11,724	11,685
Asurion LLC, Incremental Tranche B-4 Term Loan, 1st Lien
5.000%, 08/04/22	98,875	97,713
Asurion LLC, Second Lien Term Loan
8.500%, 03/03/21	50,000	48,350
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 05/25/23	25,000	25,100

		182,848

REAL ESTATE — 0.2%
DTZ U.S. Borrower LLC, Additional Term Loan
4.250%, 11/04/21	62	62
DTZ U.S. Borrower LLC, Second Lien Term Loan
9.250%, 11/04/22	75,000	75,343

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
REAL ESTATE — (continued)
DTZ U.S. Borrower LLC, Term Loan
4.250%, 11/04/21	$20,916	$20,681

		96,086

SERVICES — 0.7%
Acosta, Tranche B-1 Term Loan
4.250%, 09/26/21	49,376	47,586
Advantage Sales & Marketing, First Lien Initial Term Loan
4.250%, 07/23/21	24,159	23,621
Advantage Sales & Marketing, First Lien Term Loan
4.250%, 07/23/21	466	455
Advantage Sales & Marketing, Second Lien Term Loan
7.500%, 07/25/22	25,000	23,438
Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	71,531
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/22	49,625	49,222
RHP Hotel Properties LP, Tranche B Term Loan
3.750%, 01/15/21	98,250	98,397
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	72,943	63,461

		377,711

TECHNOLOGY & ELECTRONICS — 0.2%
Ancestry.com Operations Term Loan
5.000%, 08/29/22	24,875	24,825
Entegris, Tranche B Term Loan
3.500%, 04/30/21	16,785	16,778
iQor US, Second Lien Term Loan
9.750%, 04/01/22	75,000	54,000

		95,603

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount/ Shares	Value
UTILITIES — 0.1%
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 12/19/16	$50,000	$49,958

Total Loan Participations (Cost $1,715,359)		1,504,803

COMMON STOCK — 0.6%
ENERGY — 0.1%
Denbury Resources	5,640	20,248
Hercules Offshore *	3,570	4,963
Southcross GP *	4	—
Southcross LP *	4	1,500

		26,711

FINANCIALS — 0.1%
EME Reorganization Trust	41,260	177
iPayment Holdings *	6,892	37,906

		38,083

INDUSTRIALS — 0.2%
Colt Defense, Cl B *	676	423
Exide Technologies *	162	186
UC Holdings *	4,088	126,727

		127,336

INFORMATION TECHNOLOGY — 0.2%
Allen Systems Group *	1,117	25,133
Travelport Worldwide	7,046	90,823

		115,956

TELECOMMUNICATION SERVICES — 0.0%
NII Holdings *	3,902	12,408

Total Common Stock (Cost $431,233)		320,494

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

PREFERRED STOCK — 0.3%

	Shares	Value
FINANCIALS — 0.2%
Citigroup, 6.875% (B)	1,749	$49,760
Cowen Group, 8.250%	1,337	35,297

		85,057

INDUSTRIALS — 0.1%
General Finance, 8.125%	1,116	25,679
Seaspan, 6.375%	1,249	31,237

		56,916

Total Preferred Stock (Cost $136,275)		141,973

CONVERTIBLE BONDS — 0.2%

	Face Amount	Value
INDUSTRIALS — 0.2%
Exide Technologies
7.000%, 04/30/25 (A)	$14,844	7,088
Meritor
4.000%, 02/15/27 (E)	75,000	72,281

Total Convertible Bonds (Cost $73,006)		79,369

WARRANTS — 0.1%

	Number of Warrants	Value
iPayment Holdings,
Expires 12/29/22*	44,936	16,851
UC Holdings,
Expires 08/01/20*	600	6,162

Total Warrants (Cost $5,160)		23,013

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

SHORT-TERM INVESTMENT — 48.1%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.160% (F) (Cost $25,015,739)	25,015,739	$25,015,739

Total Investments — 146.2% (Cost $77,837,601) †		$75,964,859

Percentages are based on Net Assets of $51,975,744.

(A)	Distributions are paid-in-kind.
(B)	Floating rate security - Rate disclosed is the rate in effect on June 30, 2016.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On June 30, 2016, the value of these securities amounted to $20,024,771, representing 38.5% of the net assets of the Fund.
(D)	Security in default on interest payments.
(E)	Step Bonds - The rate reported is rate in effect on June 30, 2016. The coupon on a step bond changes on a specified date.
(F)	The rate shown is the 7-day effective yield as of June 30, 2016.
*	Non-income producing security.

†	At June 30, 2016, the tax basis cost of the Fund’s investments was $77,837,601, and the unrealized appreciation and depreciation were $843,955 and $(2,716,697), respectively.

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Paid-in-kind

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$48,879,468	$—	$48,879,468
Loan Participations	—	1,504,803	—	1,504,803
Common Stock	128,619	191,875	—	320,494
Preferred Stock	141,973	—	—	141,973
Convertible Bonds	—	79,369	—	79,369
Warrants	—	23,013	—	23,013
Short-Term Investment	25,015,739	—	—	25,015,739

Total Investments in Securities	$25,286,331	$50,678,528	$—	$75,964,859

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2016 (Unaudited)

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NAM-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 26, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: August 26, 2016